Consolidated Income Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Turnover	€ 25,791	€ 25,714
Operating profit	4,426	4,672
Which includes non-underlying items credits/(charges) of	(421)	(412)
Net finance costs	(153)	(249)
Finance income	68	139
Finance costs	(216)	(378)
Pensions and similar obligations	(5)	(10)
Non-underlying item net monetary gain/(loss) arising from hyperinflationary economies	(29)	21
Share of net profit/(loss) of joint ventures and associates	91	89
Other income/(loss) from non-current investments and associates	34
Profit before taxation	4,369	4,533
Taxation	(972)	(991)
Which includes tax impact of non-underlying items of	63	102
Net profit	3,397	3,542
Attributable to:
Non-controlling interests	276	258
Shareholders' equity	€ 3,121	€ 3,284
Combined earnings per share
Basic earnings per share (euros)	€ 1.19	€ 1.25
Diluted earnings per share (euros)	€ 1.19	€ 1.25